Annual Total Returns (Vanguard FTSE All-World ex-US Index Fund - Investor Shares Participant) (Vanguard FTSE All-World ex-US Index Fund, Vanguard FTSE All-World ex-US Index Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Annual Total Return
2014	(4.21%)
2013	14.34%
2012	18.35%
2011	(14.41%)
2010	11.69%
2009	38.69%
2008	(44.09%)